UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23184

Peachtree Alternative Strategies Fund

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246
(Address of principal executive offices)(Zip code)

Ford Donohue, President and Principal Executive Officer

3550 Lenox Road, NE, Suite 2700 Atlanta, Georgia 30326
(Name and address of agent for service)

Registrant's telephone number, including area code:	(800) 657-3812

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Peachtree Alternative

Strategies Fund

Semi-Annual Report

October 31, 2022

HB Wealth Management, LLC
3550 Lenox Road, NE, Suite 2700
Atlanta, GA 30326

Investment Results (Unaudited)

Average Annual Total Returns(1)

as of October 31, 2022

				Since
				Inception
	Six Months	One Year	Five Year	(1/3/17)
Peachtree Alternative Strategies Fund	(0.7)%	(1.5)%	2.5%	3.4%
Bloomberg U.S. Aggregate Bond Index(2)	(6.9)%	(15.7)%	(0.5)%	0.1%
MSCI All Country World Index(3)	(9.4)%	(20.0)%	5.2%	7.7%

The returns shown do not reflect the deduction of taxes that a shareholder would pay on Peachtree Alternative Strategies Fund (“Fund”) distributions or the redemption of Fund shares.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. All performance figures are presented net of fees. The Fund’s total returns reflect any fee waivers during the applicable period. If such fee waivers had not occurred, the quoted performance would have been lower.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling (800) 657-3812. The prospectus should be read carefully before investing. The Fund is distributed by Ultimus Fund Distributors, LLC (Member FINRA).

(1)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performance would have been lower. Performance for more than one year is annualized.

(2)	The Bloomberg U.S. Aggregate Bond Index (“Index”) is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The Index includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed rate and hybrid adjustable rate mortgage pass throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency). Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(3)	The MSCI All Country World Index (“MSCI Index”) captures large and mid cap representation across 23 Developed Markets and 24 Emerging Markets countries. The performance of the MSCI Index is expressed in terms of U.S. dollars, and does not reflect the deduction of fees or operating expenses. Individuals cannot invest directly in the MSCI Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Fund Holdings (Unaudited)

(1)	As a percentage of net assets.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov and on the Fund’s website at www.peachtreealternativestrategies.com.

Peachtree Alternative Strategies Fund
Schedule of Investments
October 31, 2022 (Unaudited)

	% of
Portfolio Funds*	Net Assets
Equity:
Glazer Enhanced Offshore Fund, Series 1	4.4%
Moon Capital Global Equity Offshore Fund Ltd., Class S, Series A-84	0.0	%(4)
Pleiad Asia Offshore Feeder Fund, Class A-A1, Multiple Series	1.3%
Pleiad Asia Offshore Feeder Fund, Class A-A5, Series 01-18	2.3%
Schonfeld Fundamental Equity Offshore Fund Ltd., Class B	4.3%
TPG Public Equity Partners-A, L.P.	4.0%
Total Equity	16.3%

Fixed Income:
Anchorage Capital Partners Offshore Ltd., Series K	0.1%
Capula Global Relative Value Fund Ltd., Class H	3.3%
Doubleline Opportunistic Income Fund Ltd., Class B, Series 1	3.7%
King Street Capital Offshore Ltd., Class A, Series 1	3.7%
King Street Capital Offshore Ltd., Class S, Multiple Series	0.6%
PIMCO Tactical Opportunities Fund, L.P., Class A	4.3%
Total Fixed Income	15.7%

Multi-Strategy:
Centiva Offshore Fund, Ltd., Series A, Multiple Series	6.0%
Davidson Kempner Partners	8.9%
D.E. Shaw Composite International Fund	7.2%
ExodusPoint Partners International Fund, Ltd., Class B, Standard Series	6.7%
HBK Multi-Strategy Offshore Fund Ltd., Class A, Lead Series	4.8%
Hudson Bay International Fund Ltd., Class A, Multiple Series	10.0%
Paloma International Ltd., Class C	6.1%
Paloma International Ltd., Class D	3.6%
Verition International Multi-Strategy Fund, Ltd., Class C, Series 1	4.3%
Total Multi-Strategy	57.6%

Opportunistic:
Palmetto Fund Ltd., Class D	1.0%
Voya Mortgage Investment Fund, Institutional Class, Lead Series	3.8%
Total Opportunistic	4.8%

Total Investments In Portfolio Funds	94.4%

See accompanying notes which are an integral part of these financial statements.

Peachtree Alternative Strategies Fund
Schedule of Investments (continued)
October 31, 2022 (Unaudited)

		Initial	Redemption	Next Available
Cost(1)	Fair Value	Acquisition Date	Frequency(2)	Redemption Date

$6,676,764	$10,120,974	3/1/2020(3)	Monthly	11/30/2022
86,437	30,703	1/3/2017	N/A	(5)
2,236,663	3,051,114	1/3/2017	Quarterly	12/31/2022(6)
4,504,047	5,295,981	1/3/2017(3)	Quarterly	12/31/2022(6)
10,000,000	9,930,060	8/1/2022	Quarterly	12/31/2022(7)
6,746,089	9,347,360	1/3/2017(3)	Quarterly	12/31/2022(6)
$30,250,000	$37,776,192

$79,090	$131,996	3/1/2019(3)	N/A	(5)
7,500,000	7,567,876	10/1/2022	Quarterly	12/31/2022(6)(8)
8,608,783	8,476,535	3/1/2017(3)	Quarterly	12/31/2022
7,292,183	8,668,683	1/3/2017(3)	Quarterly	12/31/2022(6)
1,229,040	1,468,252	1/3/2017(3)	N/A	(5)
7,878,627	9,850,409	7/1/2017(3)	Semi-Annual	12/31/2022(9)
$32,587,723	$36,163,751

$14,000,000	$13,749,171	3/1/2022(3)	Quarterly	12/31/2022
17,245,076	20,517,595	1/3/2017(3)	Semi-Annual	12/31/2022
6,832,660	16,522,396	1/3/2017	Quarterly	12/31/2022
13,000,000	15,436,247	6/1/2020(3)	Quarterly	12/31/2022(10)
9,153,976	11,088,668	11/1/2017(3)	Quarterly	12/31/2022(6)
17,000,000	22,981,560	10/1/2018(3)	Quarterly	12/31/2022(6)
11,999,970	13,961,307	6/1/2019(3)	Annual	12/31/2022
8,000,175	8,303,730	4/1/2021(3)	Quarterly	12/31/2022
9,000,000	9,974,843	1/31/2021(3)	Quarterly	1/31/2023(6)
$106,231,857	$132,535,517

$2,803,475	$2,224,623	1/1/2018(3)	N/A	(5)
8,503,946	8,847,023	1/3/2017(3)	Quarterly	12/31/2022(8)
$11,307,421	$11,071,646

$180,377,001	$217,547,106

See accompanying notes which are an integral part of these financial statements.

Peachtree Alternative Strategies Fund
Schedule of Investments (continued)
October 31, 2022 (Unaudited)

		% of
Money Market Funds	Shares	Net Assets	Cost(1)	Fair Value
Fidelity Investments Government Money Market Portfolio, Institutional Class, 2.91%(11)	4,272,952	1.9%	$4,272,952	$4,272,952
Total Investments		96.3%	$184,649,953	$221,820,058
Other Assets in Excess of Liabilities		3.7%		$8,455,436
Net Assets		100.0%		$230,275,494

(1)	There were no unfunded capital commitments as of October 31, 2022.

(2)	Certain redemptions may be subject to various restrictions and limitations such as redemption penalties on investments liquidated within a certain period subsequent to investment (e.g. a soft lock-up), investor-level gates and/or Portfolio Fund-level gates. Redemption notice periods range from 25 to 90 days.

(3)	The Portfolio Fund was purchased on multiple dates with the initial purchase date shown.

(4)	Amount is less than 0.05%.

(5)	Redemptions are not permitted until the underlying special investments are sold/liquidated.

(6)	Subject to 25% investor level quarterly gate.

(7)	Subject to a early redemption fee of 5% on redemptions within 1 year of their purchase date.

(8)	Subject to a early redemption fee of 3% on redemptions within 2 years of their purchase date.

(9)	Subject to 33% investor level semi-annual gate.

(10)	Subject to 12.50% investor level quarterly gate.

(11)	Rate disclosed is the seven day effective yield as of October 31, 2022.

*	All Portfolio Funds are non-income producing and are issued in private placement transactions, and as such, are restricted to resale.

See accompanying notes which are an integral part of these financial statements.

Peachtree Alternative Strategies Fund
Statement of Assets and Liabilities
October 31, 2022 (Unaudited)

Assets
Investments at fair value (cost $184,649,953)	$221,820,058
Receivable for Portfolio Funds sold	10,428,745
Dividends receivable	9,395
Prepaid expenses	278
Total assets	232,258,476
Liabilities
Subscriptions received in advance	1,911,177
Payable for Chief Compliance Officer (“CCO”) fees	1,212
Payable to Administrator	15,658
Payable for professional fees	37,160
Other accrued expenses	17,775
Total liabilities	1,982,982
Net Assets	$230,275,494
Net Assets Consist Of
Paid-in capital	$232,919,145
Accumulated (deficit)	(2,643,651)
Net Assets	$230,275,494
Net Asset Value Per Share
Institutional Shares (based on 2,253,502 shares outstanding; 565,475 additional shares registered; par value $0.001/shares)	$102.19

See accompanying notes which are an integral part of these financial statements.

Peachtree Alternative Strategies Fund
Statement of Operations
For the Six Months Ended October 31, 2022 (Unaudited)

Investment Income
Dividend income	$72,097
Expenses
Adviser	853,464
Professional	160,458
Administration	95,449
Trustees	18,000
Insurance	17,558
Registration	12,868
Custodian	11,361
Printing	7,613
Chief Compliance Officer	7,500
Miscellaneous	33,715
Total expenses	1,217,986
Expenses voluntarily waived by Adviser	(853,464)
Net expenses	364,522
Net investment loss	(292,425)
Realized and Change in Unrealized Gain (Loss) from Investments
Net realized gain on sale of investments	$810,198
Net change in unrealized appreciation/(depreciation) from investments	(2,043,638)
Net realized and change in unrealized loss from investments	(1,233,440)
Net decrease in net assets resulting from operations	$(1,525,865)

See accompanying notes which are an integral part of these financial statements.

Peachtree Alternative Strategies Fund
Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	October 31, 2022	Year Ended
	(Unaudited)	April 30, 2022
Increase/(Decrease) In Net Assets Resulting From:
Operations
Net investment loss	$(292,425)	$(696,770)
Net realized gain on sale of investments	810,198	1,677,269
Net change in unrealized appreciation/ (depreciation) from investments	(2,043,638)	1,874,439
Net increase/(decrease) in net assets resulting from operations	(1,525,865)	2,854,938
Distributions From
Earnings	—	(17,279,336)
Capital Share Transactions
Proceeds from issuance of shares	15,518,000	25,250,000
Reinvestment of distributions	—	17,097,623
Payments for redemption of shares	(8,025,923)	(11,254,264)
Net increase in net assets resulting from capital share transactions	7,492,077	31,093,359
Net increase in net assets	5,966,212	16,668,961
Net assets at beginning of period	224,309,282	207,640,321
Net assets at end of period	$230,275,494	$224,309,282
Share Transactions
Shares issued	152,158	234,032
Reinvestment of distributions	—	165,178
Shares redeemed	(78,952)	(104,775)
Net increase in share transactions	73,206	294,435

See accompanying notes which are an integral part of these financial statements.

Peachtree Alternative Strategies Fund
Financial Highlights

	For the
	Six Months
	Ended		For the		For the		For the	For the		For the
	October 31,		Year Ended		Year Ended		Year Ended	Year Ended		Year Ended
	2022		April 30,		April 30,		April 30,	April 30,		April 30,
	(Unaudited)		2022		2021		2020	2019		2018
Per Share Operating Performance
Net asset value, beginning of period	$102.88		$110.10		$98.60		$104.80	$106.58		$103.36
Investment operations:
Net investment loss	(0.13	)(1)	(0.35	)(1)	(0.34	)(1)	(0.28)	(0.24	)(1)	(0.14)
Net realized and unrealized gains/ (losses) from investments in Portfolio Funds	(0.56)		1.89		14.49		(2.67)	0.88		4.98
Net change in net assets resulting from operations	(0.69)		1.54		14.15		(2.95)	0.64		4.84
Distributions from:
Net investment income	—		(8.76)		(2.65)		(2.17)	(0.98)		(1.09)
Net realized gains	—		—		—		(1.08)	(1.44)		(0.53)
	—		(8.76)		(2.65)		(3.25)	(2.42)		(1.62)
Net asset value,end of period	$102.19		$102.88		$110.10		$98.60	$104.80		$106.58
Total return(2)	(0.67	%)(3)	1.35%		14.46%		(2.98%)	0.66%		4.69%
Net assets, end of period	$230,275,494		$224,309,282		$207,640,321		$199,010,671	$211,927,912		$187,358,329
Ratios To Average Net Assets
Expenses after waiver(4)(5)	0.32	%(6)	0.32%		0.33%		0.32%	0.43%		0.56%
Expenses before waiver(4)	1.07	%(6)	1.07%		1.08%		1.07%	1.14%		1.30%
Net investment loss after waiver(4)	(0.26	%)(6)	(0.32%)		(0.33%)		(0.25%)	(0.23%)		(0.44%)
Portfolio turnover rate	7.29	%(4)	5.90%		17.83%		12.94%	9.76%		19.65%

(1)	Calculated based on the average shares outstanding during the period/year.

(2)	Total return in the above table represents the rate an investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions, if any.

(3)	Not annualized.

(4)	The ratios do not reflect the Fund’s proportionate share of income and expenses including performance fees/allocations, of the underlying Portfolio Funds.

(5)	Reflects voluntary waivers of fees made by the Fund’s investment adviser of 0.75%, 0.75%, 0.75%, 0.75%, 0.71% and 0.74% for the periods ended October 31, 2022, April 31, 2022, April 30, 2021, April 30, 2020, April 30, 2019 and April 30, 2018, respectively. Voluntary waivers may be terminated at any time.

(6)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Peachtree Alternative Strategies Fund
Notes to the Financial Statements
October 31, 2022 (Unaudited)

1. Organization

Peachtree Alternative Strategies Fund (the “Fund” or “Trust”) was organized on August 19, 2016 as a Delaware statutory trust. The Fund commenced operations on January 3, 2017. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified closed-end management investment company and offers interests (“Shares”) registered under the 1940 Act and the Securities Act of 1933, as amended. The Fund operates as a “fund of hedge funds” and provides investors access to a variety of professionally managed private investment funds (each a “Portfolio Fund”) that HB Wealth Management, LLC (the “Adviser”) believes will provide a diversifying return stream to investors. These Portfolio Funds are not registered under the 1940 Act and may be organized outside of the United States (“U.S.”). The Fund currently offers one class of shares (“Institutional Shares”).

Under the Fund’s organizational documents, its officers and Board of Trustees (“Board” or the “Trustees”) are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Portfolio Fund Transactions and Income Recognition

Investments in Portfolio Funds are recorded on a subscription effective date basis, which is generally the first day of the calendar month in which the investment is effective. Realized gains and losses are calculated on a specific identification method when redemptions are accepted by a Portfolio Fund, which is generally on the last day of the calendar month. Interest income and expense, if any, are accrued each month. Dividends are recorded on the ex-dividend date. Distributions received from the Fund’s investments in Portfolio Funds generally are comprised of ordinary income and return of capital. For financial statement purposes, the Fund uses return of capital and income estimates to allocate the distribution received. Such estimates are based on historical information available and other industry sources. These estimates may subsequently be revised based on information received from Portfolio Funds after their tax reporting periods are concluded.

Peachtree Alternative Strategies Fund
Notes to the Financial Statements (continued)
October 31, 2022 (Unaudited)

B. Investment Valuation and Risks

The Fund will calculate the net asset value (“NAV”) of the Institutional Shares as of the close of business on the last business day of each calendar month and at such other times as the Board may determine, including in connection with the repurchase of Institutional Shares.

Because the Fund invests all or substantially all of its assets in Portfolio Funds, the NAV of the Institutional Shares will depend on the value of the Portfolio Funds. The NAVs of Portfolio Funds are generally not available from pricing vendors, nor are they calculable independently by the Fund or by the Adviser.

Accordingly, the Board has approved procedures pursuant to which the Fund will value its investments in the Portfolio Funds at fair value (the “Valuation Procedures”). Under the Valuation Procedures, the Adviser, as the valuation designee, is responsible for determining the fair value of each Portfolio Fund as of each date upon which the Fund calculates its NAV (the “NAV Date”). The Valuation Procedures require the Adviser to consider all relevant information when assessing and determining the fair value of the Fund’s interest in each Portfolio Fund.

As a general matter, the fair value of the Fund’s interest in a Portfolio Fund will be the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund’s interest in the Portfolio Fund was redeemed as of the NAV Date. In accordance with the Valuation Procedures, the fair value of the Fund’s interest in a Portfolio Fund as of a NAV Date will ordinarily be the most recent NAV reported by an Investment Manager or third-party administrator (“Portfolio Fund Management”). In the event that the last reported NAV of a Portfolio Fund is not as of the NAV Date, the Adviser may use other information that it believes should be taken into consideration in determining the Portfolio Fund’s fair value as of the NAV Date, including benchmark or other triggers to determine any significant market movement that has occurred between the effective date of the most recent NAV reported by the Portfolio Fund and the NAV Date.

Pursuant to the Valuation Procedures, the Adviser may conclude in certain circumstances that, after considering information reasonably available at the time the valuation is made and that the Adviser believes to be reliable, the balance provided by the Portfolio Fund investment managers (“Investment Managers”) does not represent the fair value of the Fund’s interest in the Portfolio Fund. In addition, in the absence of specific transaction activity in the interests of a particular Portfolio Fund, the Adviser could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Portfolio Fund’s net assets as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to the reported net assets.

Investment Managers, who operate Portfolio Funds in which the Fund invests, receive fees for their services. The fees include management and incentive fees, or allocations based upon the net asset value of the Fund’s investment in the Portfolio Fund. These fees are deducted directly from each Portfolio Fund’s assets in accordance with the governing documents of the Portfolio Fund. Generally, fees payable to an Investment Manager are estimated to range from 1.0% to 3.0% (annualized) of the average NAV of the Fund’s investment in a Portfolio Fund. In addition, certain Investment Managers

Peachtree Alternative Strategies Fund
Notes to the Financial Statements (continued)
October 31, 2022 (Unaudited)

charge an incentive allocation or fee which can range up to 30% of a Portfolio Fund’s net profits. The impact of these fees is reflected in the Fund’s performance, but are not operational expenses of the Fund. Incentive fees may be subject to certain threshold rates.

The Fund’s interests in Portfolio Funds may also be illiquid and may be subject to substantial restrictions on transferability. The Fund may not be able to acquire initial or additional interests in a Portfolio Fund or withdraw all or a portion of its investment from a Portfolio Fund promptly after it has made a decision to do so because of limitations set forth in that Portfolio Fund’s governing documents. See the Schedule of Investments for more information.

Generally, the fair value of the Fund’s investment in a Portfolio Fund represents the Fund’s proportionate share of that Portfolio Fund’s net assets as reported by applicable Portfolio Fund Management. All valuations were determined by the Adviser consistent with the Fund’s Valuation Procedures and are net of management and incentive fees pursuant to the Portfolio Funds’ applicable agreements. The fair value represents the amount the Fund expects to receive, gross of redemption fees or penalties, at October 31, 2022, if it were to liquidate its investments in the Portfolio Funds.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 – Unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

●	Level 2 – Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly.

●	Level 3 – Inputs, broadly referred to as the assumptions that market participants use to make valuation decisions, are unobservable and reflect the Adviser’s best estimate of what market participants would use in pricing the financial instrument at the measurement date.

In determining fair values as of October 31, 2022, the Adviser has, as a practical expedient, estimated fair value of each Portfolio Fund using the NAV (or its equivalent) provided by the Portfolio Fund Management of each Portfolio Fund as of that date. Each investment for which fair value is measured using the Portfolio Fund’s net asset value as a practical expedient is not required to be categorized within the fair value hierarchy. Accordingly, Portfolio Funds with a fair value of $217,547,106 have not been categorized.

Peachtree Alternative Strategies Fund
Notes to the Financial Statements (continued)
October 31, 2022 (Unaudited)

Investments in mutual funds and money market mutual funds are generally priced at the ending NAV provided by the service agent of the funds. The following is a summary of the inputs used to value the Fund’s investments in such instruments as of October 31, 2022:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Money Market Funds	$4,272,952	$—	$—	$4,272,952

3. Investment Strategies and Risks

The Fund’s investment objective is to create a diversified portfolio of hedge fund strategies that generates attractive risk-adjusted returns relative to traditional asset classes and that generates a return stream that is not highly correlated to equity market performance. The Fund will seek to achieve its investment objective by investing in a variety of hedge fund strategies that the Adviser believes will provide a diversifying return stream to shareholders. For a more detail description, please see the Fund’s prospectus.

Potential strategies for investment include, but are not limited to: (1) long/short equity (taking “long” positions in equity securities of U.S. and foreign issuers that are believed to be likely to increase in value and taking “short” positions in equity securities of U.S. and foreign issuers that are believed to be likely to decline in value); (2) credit long/short (investing in credit-sensitive securities, long and/or short, based upon credit analysis of issuers and securities, and credit market views); (3) distressed credit (using intensive credit analysis to invest in equity and/or fixed income securities of financially troubled U.S. and/or foreign issuers); (4) discretionary macro (investing across a variety of securities and financial instruments of U.S. and foreign issuers based on interpretations of the global macro economy and changes therein on the valuation of such securities and financial instruments). Investments may include equity and fixed income securities, currencies and commodities (i.e., agricultural, metals, energy); (5) managed futures (trading of futures contracts and options on futures contracts as either buyers or sellers of contracts representing real assets such as gold, silver, wheat, coffee, sugar, heating oil, or financial assets such as government bonds, equity indices and currencies to take advantage of investment opportunities in the equity, fixed income, currency and commodity markets), (6) structured credit (investments in residential and commercial mortgage-backed securities, other asset-backed securities, collateralized loan obligations and collateralized debt obligations); (7) statistical arbitrage (identifying pricing anomalies in equities and other asset classes. Generally, this strategy utilizes heavy quantitative, computational, and statistical analysis to identify short-term trends that can be taken advantage of in the relevant markets); and (8) multi-strategy (utilizing several of the strategies listed here, and potentially other strategies).

The Fund will have diversified exposure to various hedge fund strategies that fall within 5 main categories: equity related strategies (such as equity long/short), credit related strategies (such as credit long/short and distressed credit), quantitative strategies (such as statistical arbitrage), multi-strategy, and opportunistic investments. Although allocations may vary outside of these ranges based on market conditions and opportunity set, the Fund is generally expected to allocate above 30% to

Peachtree Alternative Strategies Fund
Notes to the Financial Statements (continued)
October 31, 2022 (Unaudited)

multi-strategy, up to 30% to equity related strategies, up to 30% to credit related strategies, up to 20% to quantitative strategies and up to 20% to opportunistic strategies. Equity related strategies tend to have positive correlation to equity markets. The remaining strategies are intended to have lower correlation to equity markets over time. Investment Managers are likely to invest in an array of securities across the globe, including emerging markets, in order to provide a diversifying return stream that is unrelated to traditional equity market risk factors.

The Adviser will determine the amount to allocate to each strategy. The Adviser intends that amounts will be allocated to at least several of the strategies at all times. Factors that determine the amount that the Adviser will allocate to each strategy include: the Adviser’s opinion of the opportunity set in that strategy, the capacity for investment with high quality managers in a given strategy and overall risk management of the Fund.

In order to implement the strategies, the Investment Managers may utilize one or more approaches, including but not limited to: (1) the effect of economic, political, or corporate changes on the prices of securities (Directional Trading Approach); (2) the effect of events on different securities (Event Driven Approach); (3) perceived valuations of securities (e.g., whether an issuer is overvalued or undervalued) (Fundamental Approach) and (4) a mispricing of securities relative to each other or relative to historic norms (Relative Value Approach).

While it is anticipated that many Portfolio Funds will invest in publicly traded U.S. and foreign common stocks, Portfolio Funds may also use other equity securities such as preferred stock, convertible securities and warrants (“Equity Securities”). Many Portfolio Funds may also invest in fixed income securities such as corporate debt obligations, government securities, municipal securities, financial institution obligations, mortgage-related securities, asset-backed securities and zero-coupon securities issued by U.S. issuers and similar securities issued by foreign issuers (collectively, “Fixed Income Securities”). Fixed Income Securities may have various maturity, duration and quality limitations, and may include high yield fixed income securities or “junk bonds” (higher-risk, lower-rated fixed income securities such as those rated lower than BBB- by Standard & Poor’s Rating Service, Inc. or lower than Baa3 by Moody’s Investors Service, Inc.). Many Portfolio Funds may also take long or short positions in Fixed Income Securities as a hedge against the equity or fixed income exposure in its portfolio.

Because Portfolio Funds are not registered under the 1940 Act and their governing documents typically do not impose significant investment restrictions, a Portfolio Fund may without limitation or prior notice to the Adviser, invest and trade in a broad range of securities, derivatives and other financial instruments (collectively, “Assets”). While, generally, each Portfolio Fund carries its investments at fair value, these investments are associated with a varying degree of off-balance sheet risks, including both market and credit risks. Market risk is the risk of potential adverse changes to the value of the Assets because of the changes in market conditions such as interest and currency rate movements and volatility of Asset values. Credit risk is the risk of the potential inability of counterparties to perform the terms of the contracts, which may be in excess of the amounts recorded in the Portfolio Funds’ respective balance sheets. In addition, Portfolio Funds may engage in the short sale of securities. A short sale of a security not owned by a Portfolio Fund involves the sale of a security that is borrowed

Peachtree Alternative Strategies Fund
Notes to the Financial Statements (continued)
October 31, 2022 (Unaudited)

from a counterparty to complete the sale. The sale of a borrowed security may result in a loss if the price of the borrowed security increases after the sale. Purchasing securities to close out the short position can itself cause their market price to rise further, increasing losses. Furthermore, a short seller may be prematurely forced to close out a short position if a counterparty demands the return of borrowed securities. Losses on short sales are theoretically unlimited, although losses to the Fund are limited to its investment in a particular Portfolio Fund.

4. Investment Advisory Fee and Other Transactions with Affiliates

A. Investment Advisory Fees

The Adviser serves as the Fund’s investment adviser. The Adviser receives an annual fee for its services, computed and paid monthly, of 0.75% of the Fund’s month-end net assets. The Fund is responsible for the expenses of the operational due diligence conducted by the Adviser and for the benefit of the Fund.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses to the extent necessary to ensure that the total annual Fund operating expenses attributable to the Institutional Shares will not exceed 1.25% (after fee waivers and/or expense reimbursements, and exclusive of taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses not incurred in the ordinary course of the Fund’s business). The arrangements will continue until, at least, August 31, 2023 and may be terminated by the Board at any time. Expenses reimbursed and/ or fees waived by the Adviser may be recouped by the Adviser for a period of three years following the date such reimbursement or waiver was made if such recoupment does not cause current expenses to exceed the expense limit for Institutional Shares in effect at the time the expenses were paid/waived, or any expense limit in effect at the time of repayment. For the six months ended October 31, 2022, the Adviser voluntarily waived 100% of their advisory fees, which amounted to $853,464. This voluntary waiver may be terminated at any time, and any fees waived voluntarily are not subject to recoupment.

B. Administration, Compliance Consulting, Fund Accounting and Transfer Agent Fees

Pursuant to an agreement between the Fund and Ultimus Fund Solutions, LLC (“Administrator” or “Ultimus”), the Administrator provides administration, compliance consulting, fund accounting and transfer agent services to the Fund and supplies certain officers to the Fund, including a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Compliance Officer. The Fund pays the Administrator a basis point fee, subject to fee minimums, for administrative, fund accounting, and transfer agent services, a fixed annual fee for compliance consulting services and certain out of pocket expenses.

C. Distribution

Ultimus Fund Distributors, LLC (the “Distributor”), a wholly-owned subsidiary of Ultimus, acts as principal underwriter and distributor of the Fund’s shares of beneficial interest. The Distributor may retain additional broker-dealers and other financial intermediaries (each a “Selling Agent”) to assist in

Peachtree Alternative Strategies Fund
Notes to the Financial Statements (continued)
October 31, 2022 (Unaudited)

the distribution of shares and shares are available for purchase through these Selling Agents or directly through the Distributor. Generally, shares are only offered to investors that are U.S. persons for U.S. federal income tax purposes.

D. General

Certain officers and an interested trustee of the Fund are officers, directors and/or trustees of the Adviser, Administrator or the Distributor. Independent trustees are paid $3,000 for each regularly scheduled Board meeting and $1,500 for each special Board meeting attended, for their services to the Fund. Interested trustees and officers of the Trust are not paid for services directly by the Fund. Prior to January 2022, independent trustees were paid $2,500 for each regularly scheduled Board meeting and $1,250 for each special Board meeting attended.

5. Capital Share Transactions

Shares of the Fund will be traded for purchase only through the Distributor, or a Selling Agent, as of the first business day of each month. Capital transactions are recorded on their effective date. To provide a limited degree of liquidity to shareholders, the Fund may from time to time offer to repurchase shares pursuant to written repurchase offers but is not obligated to do so.

Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion and generally will be offers to repurchase an aggregate specified dollar amount of outstanding Institutional Shares or a specific number of Institutional Shares. Any such offer will be made only on terms that the Board determines to be fair to the Fund and to all shareholders or persons holding Institutional Shares acquired from shareholders. When the Board determines that the Fund will repurchase shares or portions thereof, notice will be provided to each shareholder describing the terms thereof and containing information shareholders should consider in deciding whether and how to participate in such repurchase opportunity. The Board convenes quarterly to consider whether or not to authorize a tender offer. The Board expects that repurchase offers, if authorized, will be made no more frequently than on a quarterly basis and will typically have a valuation date as of March 31, June 30, September 30 or December 31 (or, if any such date is not a business day, on the last business day of such calendar quarter).

During the six months ended October 31, 2022, the Board authorized, and the Fund completed two quarterly repurchase offers. In these offers, the Fund offered to repurchase up to 20% (Repurchase Offer # 1) and up to 15% (Repurchase Offer # 2) of the net asset value of the Fund’s Institutional Shares as of the repurchase pricing dates. The results of those repurchase offers were as follows:

	Repurchase	Repurchase
	Offer # 1	Offer # 2
Commencement date	4/14/2022	7/15/2022
Repurchase request deadline	5/16/2022	8/16/2022
Repurchase pricing date	6/30/2022	9/30/2022
Value of shares repurchased	$6,114,746	$1,911,177
Shares repurchased	60,232	18,720

Peachtree Alternative Strategies Fund
Notes to the Financial Statements (continued)
October 31, 2022 (Unaudited)

6. Purchases and Sales of Portfolio Funds

Aggregate purchases and proceeds from sales of Portfolio Funds for the six months ended October 31, 2022 amounted to $25,500,000 and $15,605,652, respectively. There were no purchases or sales of U.S. government obligations for the six months ended October 31, 2022.

7. Distributions

The Fund declares and pays dividends on investment income, if any, annually. The Fund also makes distributions of net capital gains, if any, annually.

8. Federal Income Taxes

It is the policy of the Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The following information is provided on a tax basis as of October 31, 2022:

Gross unrealized appreciation	$—
Gross unrealized depreciation	(2,269,302)
Net unrealized depreciation	$(2,269,302)

As of October 31, 2022, the aggregate cost of investment entities for federal tax purposes was $224,089,360. The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to holdings classified as passive foreign investment companies and differences from partnership investments.

As of October 31, 2022, the Fund’s most recent tax year end, the following reclassification was made on the Statement of Assets and Liabilities for the Fund:

Accumulated
Paid-in Capital	Earnings (Deficit)
$136	$(136)

Such reclassifications, the result of permanent differences between the financial statement and income tax reporting requirements, had no effect on the Fund’s net assets or NAV per share.

Peachtree Alternative Strategies Fund
Notes to the Financial Statements (continued)
October 31, 2022 (Unaudited)

As of October 31, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$2,749,104
Undistributed long-term capital gains	—
Accumulated earnings	2,749,104
Accumulated capital and other losses	(3,143,118)
Unrealized appreciation/(depreciation)	(2,269,302)
Total	$(2,663,316)

The tax character of distributions for the tax years ended October 31, 2022 and October 31, 2021, were as follows:

	October 31,	October 31,
	2022	2021
Distributions paid from:
Ordinary income	$17,279,336	$5,121,464
Net long-term capital gains	—	—
Total distributions paid	$17,279,336	$5,121,464

As of October 31, 2022, the Fund had available for tax purposes unused capital loss carryforwards of $3,116,006 of long-term capital losses with no expiration, which is available to offset against future taxable net capital gains. To the extent that these carryforwards are used to offset future gains, it is probable that the amount offset will not be distributed to shareholders.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. Management believes there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

9. Control Persons

A control person is a shareholder who owns beneficially, or through controlled companies, more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of the Fund. As of October 31, 2022, there were no beneficial owners, either directly or indirectly, of more than 25% percent of the Fund.

Peachtree Alternative Strategies Fund
Notes to the Financial Statements (continued)
October 31, 2022 (Unaudited)

10. Subsequent Events

The Fund announced that the Board had approved a tender offer to purchase up to 15% of the net asset value of the Fund’s Institutional Shares to be calculated at a price equal to the Fund’s Institutional Shares net asset value as of December 31, 2022. The Fund commenced its tender offer on October 14, 2022 and the expiration of the tender offer was on November 15, 2022. The Fund expects to repurchase shares with a value of $1,278,000 and an additional 9,348 shares tendered pursuant to that offer.

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this valuation, management has determined there were no additional items requiring adjustment of the financial statements or additional disclosure.

Additional Federal Income Tax Information (Unaudited)

The Form 1099-DIV you will receive in January 2023 will show the tax status of all distributions paid to your account in calendar year 2022. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Fund designates 0% or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

Qualified Business Income. The Fund designates 0% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s calendar year 2022 ordinary income dividends, 0% qualifies for the corporate dividends received deduction.

For the tax year ended October 31, 2022, the Fund designated $0 as long-term capital gain distributions.

Dividend Reinvestment Plan (Unaudited)

Shareholders will automatically participate in the Fund’s Dividend Reinvestment Plan (“DRIP”) and have all income dividends and/or capital gains distributions automatically reinvested in additional Institutional Shares unless they elect in writing to receive distributions in cash in their Subscription Agreement with the Fund. Ultimus (the “Agent”) acts as the agent for participants under the DRIP. Participants in the DRIP will receive an amount of Institutional Shares equal to the amount of the distribution on that Participant’s Institutional Shares divided by the immediate post-distribution NAV per Share of the Institutional Shares.

Shareholders who elect not to participate in the DRIP will receive all distributions in cash paid by wire (or, if the Institutional Shares are held in street or other nominee name, then to the nominee) by Ultimus as dividend paying agent. The automatic reinvestment of dividends and distributions will not relieve participants of any income taxes that may be payable (or required to be withheld) on dividends and distributions.

A shareholder may withdraw from the DRIP at any time. There will be no penalty for withdrawal from the DRIP and shareholders who have previously withdrawn from the DRIP may rejoin it at any time. Changes in elections must be in writing and should include the shareholder’s name and address as they appear on the records of the Fund. An election to withdraw from the DRIP will, until such election is changed, be deemed to be an election by a shareholder to take all subsequent distributions in cash. An election will be effective only for a distribution declared and having a record date of at least 10 days after the date on which the election is received. A shareholder who’s Institutional Shares are held in the name of a broker or nominee should contact such broker or nominee concerning changes in that shareholder’s election.

Questions concerning the DRIP should be directed to the Agent at P.O. Box 46707, Cincinnati, OH 45246-0707 or (800) 657-3812.

Privacy Notice

FACTS	WHAT DOES PEACHTREE ALTERNATIVE STRATEGIES FUND DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■     Social Security number

■     Assets

■     Retirement Assets

■     Transaction History

■     Checking Account Information

■     Purchase History

■     Account Balances

■     Account Transactions

■     Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Peachtree Alternative Strategies Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Peachtree Alternative Strategies Fund share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (800) 657-3812

Privacy Notice (continued)

Who we are
Who is providing this notice?	Peachtree Alternative Strategies Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator and Transfer Agent)
What we do
How does Peachtree Alternative Strategies Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Peachtree Alternative Strategies Fund collect my personal information?

We collect your personal information, for example, when you

■     Open an account

■     Provide account information

■     Give us your contact information

■     Make deposits or withdrawals from your account

■     Make a wire transfer

■     Tell us where to send the money

■     Tell us who receives the money

■     Show your government-issued ID

■     Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■     Affiliates from using your information to market to you

■     Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■     HB Wealth Management, LLC, the investment adviser to Peachtree Alternative Strategies Fund, could be deemed to be an affiliate.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies

■     Peachtree Alternative Strategies Fund does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Peachtree Alternative Strategies Fund does not jointly market.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Fund at (800) 657-3812 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES
Catherine Abely, Chairwoman
Stephanie Lang
Conrad S. Ciccotello
Eli P. Niepoky

OFFICERS
Ford Donohue, President and Principal Executive Officer
Zachary P. Richmond, Treasurer and Principal Financial Officer
Martin R. Dean, Chief Compliance Officer
Jesse Hallee, Secretary

INVESTMENT ADVISER
HB Wealth Management, LLC
3550 Lenox Road, NE, Suite 2700
Atlanta, GA 30326

DISTRIBUTOR
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

CUSTODIAN
Huntington National Bank
41 South High Street
Columbus, OH 43215

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC

Peachtree-SAR-22

(b) Not applicable

Item 2. Code of Ethics.

Not applicable – disclosed with annual report

Item 3. Audit Committee Financial Expert.

Not applicable – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

Not applicable – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

Not applicable – applies to listed companies only

Item 6. Schedule of Investments.

(a)          Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable – disclosed with annual report

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable – disclosed with annual report

(b) As of this reporting period end there have been no changes to any of the Portfolio Managers since the registrant’s previous form N-CSR filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant does not accept nominees to the Board of Trustees from shareholders.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Not applicable – disclosed with annual report

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Peachtree Alternative Strategies Fund

By (Signature and Title) /s/ Ford Donohue

Ford Donohue, President

Date January 5, 2023 __

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ford Donohue

Ford Donohue, President and Principal Executive Officer

Date January 5, 2023

By (Signature and Title) /s/ Zachary P. Richmond

Zachary P. Richmond, Treasurer and Principal Financial Officer

Date _January 5, 2023 ___